INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 8 — INCOME TAXES

For the nine months ended September 30, 2015 and 2016, respectively, there was a $1,000 and $2,000 income tax provision recorded related to state minimum taxes due. The Company’s income tax provision generally consists of state income taxes currently paid or payable.

The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible. Due to the uncertainty surrounding the realization of these deferred tax assets, the Company has recorded a 100% valuation allowance. Net operating loss carryforwards expire between the years 2029 and 2035. Tax years ended December 31, 2014, 2013 and 2012 are open and subject to audit.

The effective income tax provision as a percentage of pre-tax loss differs from expected combined federal and state income tax of 40% as a result of the full valuation allowance

Management is not aware of any uncertain tax positions and does not expect the total amount of recognized tax benefits to change significantly in the next twelve months.

NOTE 8 — INCOME TAXES

For the years ended December 31, 2014 and 2015, the income tax provision of $13,000 and $2,000, respectively, consists of state income taxes currently paid or payable.

The deferred tax asset is comprised of the following:

	2014	2015
Deferred tax assets
Net operating losses	$4,678,000	$8,174,000
Accrued warranty	77,000	42,000
Other accrued expenses	1,224,000	1,253,000
Total deferred tax assets	5,979,000	9,469,000
Valuation Allowance	(5,979,000)	(9,469,000)
Net deferred tax asset	$—	$—

The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible. As of December 31, 2015, the state and federal net operating loss carryforwards are approximately $12,183,000 and $14,611,000, respectively. Due to the uncertainty surrounding the realization of these deferred tax assets, the Company has recorded a 100% valuation allowance. Net operating loss carryforwards expire between the years 2029 and 2035. Tax years ended December 31, 2014, 2013 and 2012 are open and subject to audit.

The reconciliation of the U.S. statutory rate with the Company’s effective test rate is summarized as follows:

	2014	2015
	% of pre-tax Earnings	% of pre-tax Earnings
Federal tax	(34.0)%	(34.0)%
State tax, net	(6.1)	(6.1)
Non-deductible expenses	0.2	8.4
Change in valuation allowance	42.8	31.9
Miscellaneous	(2.9)	(0.2)
	0.0%	0.0%

Management is not aware of any uncertain tax positions and does not expect the total amount of recognized tax benefits to change significantly in the next twelve months.